Equity reserves and long-term incentive plan awards - Disclosure of detailed information about amount and movement in performance share units (Details) - Performance Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Balance, beginning of year	2,501,482	1,739,401
Granted	884,000	1,287,200
Settled in cash	(1,709,427)	(908,429)
Added due to performance condition	191,383	563,857
Forfeited	(390,951)	(180,547)
Balance, end of year	1,476,487	2,501,482